Pension And Other Postretirement Employee Benefits (OPEB) Plans (Expected Long-Term Rate Of Return On Assets Assumption) (Detail) - Successor - Pension Plan [Member]	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Long- Term Rate of Return	4.89%	4.89%
Equity Securities: US [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Long- Term Rate of Return		6.40%
Equity securities: International [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Long- Term Rate of Return		7.00%
Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Long- Term Rate of Return		4.20%